United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2008
Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [X] is  a restatement
						    (with corrected BK cusip)
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		August 14, 2009
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$88,856,315


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corp.	Com	30231G102	14,925	192180	Sole
	192180
Procter & Gamble Co	Com	742718109	3,747	53772	Sole		53772

Johnson & Johnson	Com	478160104	3,665	52896	Sole		52896
ConocoPhillips	Com	20825C104	3,592	49036	Sole		49036
CR Bard Inc.	Com	067383109	3,552	37445	Sole		37445
Oracle Corporation	Com	68389X105	3,475	171120	Sole
	171120
Noble Corp.	Com	G65422100	3,198	72845	Sole		72845
General Elec Company	Com	369604103	3,183	124842	Sole
	124842
Microsoft Corporation	Com	594918104	3,162	118473	Sole
	118473
Cisco Systems Inc.	Com	17275R102	2,993	132667	Sole
	132667
Novartis A G ADR (Switzerland)	Com	66987V109	2,893	54755	Sole
	54755
Bank of New York Mellon Corp.	Com	064058100	2,728	83728	Sole		83728

Zimmer Hldgs Inc.	Com	98956P102	2,724	42200	Sole		42200
Kohls Corporation	Com	500255104	2,592	56250	Sole		56250
Becton Dickinson & Company	Com	075887109	2,572	32040	Sole		32040

Intel Corporation	Com	458140100	2,538	135500	Sole		135500

Danaher Corp Del	Com	235851102	2,294	33060	Sole		33060
EMC Corp Mass	Com	268648102	2,219	185523	Sole		185523

L-3 Communications Hldgs Inc.	Com	502424104	2,209	22471	Sole		22471

Chevrontexaco Corporation	Com	166764100	2,126	25778	Sole		25778

Valero Energy Corporation New	Com	91913Y100	2,080	68657	Sole		68657

Parker-Hannifin	Com	701094104	1,945	36692	Sole		36692
Alcoa Inc.	Com	013817101	1,896	83964	Sole		83964
Eaton Corporation	Com	278058102	1,740	30980	Sole		30980
RPM International Inc.	Com	749685103	1,695	87655	Sole		87655

BP PLC ADR	Com	055622104	1,627	32435	Sole		32435
Applied Materials Inc.	Com	038222105	1,535	101452	Sole
	101452
Progressive Corp Ohio	Com	743315103	1,403	80661	Sole		80661

Costco Wholesale Corporation New	Com	22160K105	890	13710	Sole
	13710
International Business Machines	Com	459200101	542	4637	Sole
	4637
Lincoln Elec Hldgs Inc.	Com	533900106	498	7750	Sole		7750

PetroHawk Energy Corp.	Com	716495106	428	19800	Sole		19800

America Movil S A De C V Spon Adr L Shs	Com	02364W105	407	8785	Sole
		8785
Verizon Communications	Com	92343V104	338	10539	Sole		10539

Pepsico Inc.	Com	713448108	273	3824	Sole		3824
Bank Of America Corporation	Com	060505104	247	7047	Sole		7047

Philip Morris International Inc	Com	718172109	244	5080	Sole
	5080
Merck & Co. Inc.	Com	589331107	226	7176	Sole		7176
Dominion Res Inc. Va New	Com	25746U109	226	5290	Sole		5290

Avon Products	Com	054303102	224	5400	Sole		5400